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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike, 2nd Floor
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                       Short Hills, NJ         February 13, 2009
-----------------------------   ----------------------------   -----------------
         (Signature)                    (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:     63,031
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng
 3    028-12246              Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
--------------------------- -------- --------- -------- ------------------ -------------- -------- ---------------------
                                                                                                     VOTING AUTHORITY
                            TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER         CLASS    CUSIP    (X1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
       --------------       -------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ----
CHENIERE ENERGY INC         COM NEW  16411R208    5,700 2,000,000 SH       Shared-Defined  1, 2, 3 2,000,000      0    0
CHENIERE ENERGY PARTNERS LP COM UNIT 16411Q101    3,710 1,000,000 SH       Shared-Defined  1, 2, 3 1,000,000      0    0
CIT GROUP INC               COM      125581108    5,675 1,250,000 SH       Shared-Defined  1, 2, 3 1,250,000      0    0
DANA HOLDING CORP           COM      235825205    1,076 1,453,667 SH       Shared-Defined  1, 2, 3 1,453,667      0    0
GOODYEAR TIRE & RUBR CO     COM      382550101    5,443   911,700 SH       Shared-Defined  1, 2, 3   911,700      0    0
HUNTSMAN CORP               COM      447011107    8,256 2,400,000 SH       Shared-Defined  1, 2, 3 2,400,000      0    0
KBR INC                     COM      48242W106    1,938   127,500 SH       Shared-Defined  1, 2, 3   127,500      0    0
MBIA INC                    COM      55262C100      611   150,000 SH       Shared-Defined  1, 2, 3   150,000      0    0
QUALCOMM INC                COM      747525103    3,296    92,000 SH       Shared-Defined  1, 2, 3    92,000      0    0
SLM CORP                    COM      78442P106   27,327 3,070,400 SH       Shared-Defined  1, 2, 3 3,070,400      0    0